Derivatives (Derivative Assets and Liabilities) (Details) - Designated as Hedging Instrument [Member] - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	CAD (131.0)	CAD (240.0)
Derivative Asset, Total	276.0	418.0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(131.0)	(240.0)
Derivative Liability, Total	475.0	445.0
Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	250.0	439.0
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(105.0)	(189.0)
Derivative Asset, Total	145.0	250.0
Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	157.0	219.0
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(26.0)	(51.0)
Derivative Asset, Total	131.0	168.0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	176.0	147.3
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(26.0)	(51.3)
Derivative Liability, Total	150.0	96.0
Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	430.0	538.0
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(105.0)	(189.0)
Derivative Liability, Total	325.0	349.0
Cash Flow Hedging [Member] | Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	5.0	8.0
Cash Flow Hedging [Member] | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	5.0	12.0
Cash Flow Hedging [Member] | Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	14.0	15.0
Cash Flow Hedging [Member] | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	13.0	31.3
Cash Flow Hedging [Member] | Power swaps [Member] | Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	5.0	8.0
Cash Flow Hedging [Member] | Power swaps [Member] | Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	2.0	1.0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	0.0	0.0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	0.0	0.0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	12.0	14.0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	10.0	27.2
Cash Flow Hedging [Member] | Power swaps and physical contracts [Member] | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	5.0	12.0
Cash Flow Hedging [Member] | Power swaps and physical contracts [Member] | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	3.0	4.1
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	0.0	0.0
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0.0	0.0
Regulatory Deferral Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(10.0)	0.0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(10.0)	0.0
Regulatory Deferral Hedge [Member] | Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	119.0	89.0
Regulatory Deferral Hedge [Member] | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	120.0	121.0
Regulatory Deferral Hedge [Member] | Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	14.0	43.0
Regulatory Deferral Hedge [Member] | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	8.0	21.0
Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	56.0	85.0
Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	50.0	121.0
Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0.0	10.0
Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0.0	0.0
Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases. | Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	26.0	0.0
Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases. | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	57.0	0.0
Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases. | Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	9.0	12.0
Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases. | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0.0	4.4
Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member] | Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	28.0	2.0
Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member] | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	5.0	0.0
Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member] | Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0.0	1.0
Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member] | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	2.0	0.0
Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member] | Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	6.0	0.0
Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member] | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	4.0	0.0
Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member] | Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	4.0	20.0
Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member] | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	3.0	16.6
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	0.0	2.0
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	0.0	0.0
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0.0	0.0
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0.0	0.0
Held for Trading Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(121.0)	(240.0)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(121.0)	(240.0)
Held for Trading Hedge [Member] | Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	126.0	250.0
Held for Trading Hedge [Member] | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	32.0	86.0
Held for Trading Hedge [Member] | Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	401.0	480.0
Held for Trading Hedge [Member] | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	154.0	92.0
Held for Trading Hedge [Member] | Foreign Exchange Forward [Member] | Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	0.0	0.0
Held for Trading Hedge [Member] | Foreign Exchange Forward [Member] | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	0.0	1.0
Held for Trading Hedge [Member] | Foreign Exchange Forward [Member] | Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0.0	2.0
Held for Trading Hedge [Member] | Foreign Exchange Forward [Member] | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0.0	1.0
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	33.0	151.0
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	14.0	13.0
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	44.0	119.0
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	27.0	28.0
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	93.0	99.0
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	18.0	72.0
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	357.0	359.0
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	127.0	63.0
Other Derivatives Hedge [Member] | Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	0.0	92.0
Other Derivatives Hedge [Member] | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	0.0	0.0
Other Derivatives Hedge [Member] | Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	1.0	0.0
Other Derivatives Hedge [Member] | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	1.0	3.0
Other Derivatives Hedge [Member] | Foreign Exchange Forward [Member] | Current Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	0.0	92.0
Other Derivatives Hedge [Member] | Foreign Exchange Forward [Member] | Current Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	1.0	0.0
Other Derivatives Hedge [Member] | Interest Rate Swap [Member] | Noncurrent Assets
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	0.0	0.0
Other Derivatives Hedge [Member] | Interest Rate Swap [Member] | Noncurrent Liabilities
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	CAD 1.0	CAD 3.0